Investments in Associates - Summary of Significant Investments in Associates (Parenthetical) (Detail) - CAD ($) $ in Millions	9 Months Ended
	Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Jul. 31, 2023
Disclosure of associates [line items]
Investments in associates based on quoted Stock Exchange price on Shanghai	$ 511	$ 548	$ 529
Impairment of investments in associates	0	0	185
Undistributed retained earnings	$ 73	$ 73	$ 71	$ 66